Deposits - Summary of Maturity Schedule for Term Deposits (Detail) - Canada [member] - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Deposits [line items]
Term deposit	$ 202,748	$ 221,888
Within three months [member]
Disclosure Of Deposits [line items]
Term deposit	38,739	48,411
Three to six months [member]
Disclosure Of Deposits [line items]
Term deposit	22,498	23,797
Six to twelve months [member]
Disclosure Of Deposits [line items]
Term deposit	30,850	43,377
One to 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	92,589	91,687
Over 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	$ 18,072	$ 14,616